Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 8.4%
755,085		AT&T, Inc.	$26,624,297	3.6
273,631		Comcast Corp. – Class A	12,110,908	1.6
154,996		Walt Disney Co.	21,274,751	2.8
40,365		World Wrestling Entertainment, Inc.	2,883,272	0.4
			62,893,228	8.4

		Consumer Discretionary: 6.0%
87,260		Hasbro, Inc.	9,639,612	1.3
62,554		McDonald's Corp.	13,634,896	1.8
67,430		Ralph Lauren Corp.	5,956,766	0.8
130,949		Restaurant Brands International, Inc.	10,272,949	1.4
97,023		TJX Cos., Inc.	5,333,354	0.7
			44,837,577	6.0

		Consumer Staples: 9.3%
185,561		Coca-Cola Co.	10,213,277	1.4
156,069		Kellogg Co.	9,801,133	1.3
227,334		Mondelez International, Inc.	12,553,384	1.7
219,018		Philip Morris International, Inc.	15,789,008	2.1
177,075		Procter & Gamble Co.	21,289,727	2.8
			69,646,529	9.3

		Energy: 7.6%
194,586		ConocoPhillips	10,153,497	1.4
85,861		EOG Resources, Inc.	6,370,028	0.8
259,662		Exxon Mobil Corp.	17,781,654	2.4
184,829		Royal Dutch Shell PLC - Class A ADR	10,276,492	1.4
158,904		Valero Energy Corp.	11,962,293	1.6
			56,543,964	7.6

		Financials: 22.5%
703,130		Bank of America Corp.	19,343,106	2.6
96,165		Discover Financial Services	7,690,315	1.0
83,207		First American Financial Corp.	4,863,449	0.6
72,577		Goldman Sachs Group, Inc.	14,799,176	2.0
241,530		Hartford Financial Services Group, Inc.	14,076,368	1.9
150,995		Intercontinental Exchange, Inc.	14,115,013	1.9
289,138		JPMorgan Chase & Co.	31,764,701	4.3
196,835		Morgan Stanley	8,166,684	1.1
164,667		Progressive Corp.	12,481,759	1.7
52,153		Reinsurance Group of America, Inc.	8,029,997	1.1
40,362		Travelers Cos, Inc.	5,931,600	0.8
316,352		US Bancorp	16,668,587	2.2
246,650		Zions Bancorp NA	10,134,848	1.3
			168,065,603	22.5

		Health Care: 13.0%
97,235	(1)	Alcon, Inc.	5,927,446	0.8
53,365		Becton Dickinson & Co.	13,550,441	1.8
217,941		Gilead Sciences, Inc.	13,847,971	1.9
172,526		Johnson & Johnson	22,145,437	3.0
158,992		Medtronic PLC	17,153,647	2.3
118,862		Novartis AG ADR	10,710,655	1.4
95,837		Zimmer Biomet Holdings, Inc.	13,340,510	1.8
			96,676,107	13.0

		Industrials: 8.9%
67,159		Ametek, Inc.	5,770,973	0.8
45,411		Cummins, Inc.	6,778,500	0.9
74,713		Honeywell International, Inc.	12,299,254	1.6
26,630		Lockheed Martin Corp.	10,228,849	1.4
60,555		Norfolk Southern Corp.	10,539,598	1.4
43,896		Old Dominion Freight Line	7,188,409	1.0
37,130		Roper Technologies, Inc.	13,617,799	1.8
			66,423,382	8.9

		Information Technology: 6.4%
19,918	(1)	Adobe, Inc.	5,666,870	0.8
51,198		Analog Devices, Inc.	5,623,076	0.8
36,216		Apple, Inc.	7,559,728	1.0
34,588		Broadcom, Inc.	9,775,952	1.3
134,042	(1)	Micron Technology, Inc.	6,068,081	0.8
39,633		Microsoft Corp.	5,463,806	0.7
41,859		Motorola Solutions, Inc.	7,572,712	1.0
			47,730,225	6.4

		Materials: 3.9%
70,359		Air Products & Chemicals, Inc.	15,895,505	2.2
126,003		BHP Group Ltd. ADR	6,194,308	0.8
58,470		Celanese Corp.	6,628,744	0.9
			28,718,557	3.9

		Real Estate: 5.0%
88,028		Camden Property Trust	9,529,031	1.3
74,278		Crown Castle International Corp.	10,782,937	1.4
163,425		Highwoods Properties, Inc.	7,061,594	1.0
77,089		Mid-America Apartment Communities, Inc.	9,765,635	1.3
			37,139,197	5.0

		Utilities: 7.1%
155,033		Edison International	11,204,235	1.5
134,829		Entergy Corp.	15,214,105	2.0
137,050		Evergy, Inc.	8,908,250	1.2
80,379		NextEra Energy, Inc.	17,609,431	2.4
			52,936,021	7.1

	Total Common Stock
	(Cost $655,891,393)		731,610,390	98.1

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
13,569,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
	(Cost $13,569,000)	$13,569,000	1.8

	Total Short-Term Investments
	(Cost $13,569,000)	13,569,000	1.8

	Total Investments in Securities (Cost $669,460,393)	$745,179,390	99.9
	Assets in Excess of Other Liabilities	546,301	0.1
	Net Assets	$745,725,691	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$731,610,390	$–	$–	$731,610,390
Short-Term Investments	13,569,000	–	–	13,569,000
Total Investments, at fair value	$745,179,390	$–	$–	$745,179,390

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $670,796,762.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$96,440,103
Gross Unrealized Depreciation	(22,053,265)

Net Unrealized Appreciation	$74,386,838

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Communication Services: 11.9%
42,754	(1)	Alphabet, Inc. - Class A	$50,899,920	4.7
23,188	(1)	Alphabet, Inc. - Class C	27,549,663	2.6
529,862		Comcast Corp. – Class A	23,451,692	2.2
52,802	(1)	Facebook, Inc. - Class A	9,803,747	0.9
120,883	(1)	Take-Two Interactive Software, Inc.	15,952,929	1.5
			127,657,951	11.9

		Consumer Discretionary: 13.5%
36,806	(1)	Amazon.com, Inc.	65,378,130	6.1
59,580		Domino's Pizza, Inc.	13,515,127	1.3
85,139		Hilton Worldwide Holdings, Inc.	7,864,289	0.7
96,212		Home Depot, Inc.	21,927,677	2.0
63,237	(1)	O'Reilly Automotive, Inc.	24,267,831	2.3
106,849		Ross Stores, Inc.	11,327,063	1.1
			144,280,117	13.5

		Consumer Staples: 3.7%
66,940		Church & Dwight Co., Inc.	5,340,473	0.5
92,575		Constellation Brands, Inc.	18,917,701	1.7
99,937		Hershey Co.	15,838,016	1.5
			40,096,190	3.7

		Financials: 3.3%
131,616		Intercontinental Exchange, Inc.	12,303,464	1.2
140,918		Progressive Corp.	10,681,584	1.0
46,362		S&P Global, Inc.	12,062,929	1.1
			35,047,977	3.3

		Health Care: 14.5%
205,860		Baxter International, Inc.	18,105,387	1.7
417,332	(1)	Boston Scientific Corp.	17,832,596	1.7
70,311	(1)	DexCom, Inc.	12,066,071	1.1
136,605		Eli Lilly & Co.	15,432,267	1.4
37,244	(1)	Illumina, Inc.	10,478,227	1.0
338,517		Merck & Co., Inc.	29,271,565	2.7
122,585		UnitedHealth Group, Inc.	28,684,890	2.7
85,004	(1)	Vertex Pharmaceuticals, Inc.	15,302,420	1.4
69,541		Zoetis, Inc.	8,791,373	0.8
			155,964,796	14.5

		Industrials: 9.3%
181,398		Ametek, Inc.	15,587,530	1.5
68,827		Boeing Co.	25,059,222	2.3
90,867		Honeywell International, Inc.	14,958,526	1.4
149,300		Ingersoll-Rand PLC - Class A	18,078,737	1.7
64,935		L3Harris Technologies, Inc.	13,727,908	1.3
100,688		Waste Management, Inc.	12,017,113	1.1
			99,429,036	9.3

		Information Technology: 36.5%
233,330		Apple, Inc.	48,705,304	4.5
61,920		Broadcom, Inc.	17,501,069	1.6
117,173		CDW Corp.	13,533,482	1.3
129,620		Fidelity National Information Services, Inc.	17,656,836	1.6
237,559	(1)	Fiserv, Inc.	25,404,560	2.4
205,771	(1)	GoDaddy, Inc.	13,033,535	1.2
107,209		Intuit, Inc.	30,914,787	2.9
34,571		Lam Research Corp.	7,277,541	0.7
696,709		Microsoft Corp.	96,048,303	9.0
100,261		Motorola Solutions, Inc.	18,138,218	1.7
133,490		NXP Semiconductor NV - NXPI - US	13,634,669	1.3
165,446	(1)	Salesforce.com, Inc.	25,821,157	2.4
100,266	(1)	Synopsys, Inc.	14,218,721	1.3
273,277		Visa, Inc. - Class A	49,413,947	4.6
			391,302,129	36.5

		Materials: 1.4%
45,091		Avery Dennison Corp.	5,211,167	0.5
46,486	(1)	Berry Global Group, Inc.	1,819,462	0.2
89,373	(1)	Crown Holdings, Inc.	5,884,318	0.5
24,525		LyondellBasell Industries NV - Class A	1,897,745	0.2
			14,812,692	1.4

		Real Estate: 2.6%
121,219		American Tower Corp.	27,903,402	2.6

	Total Common Stock
	(Cost $786,119,261)		1,036,494,290	96.7

SHORT-TERM INVESTMENTS: 3.3%
		Mutual Funds: 3.3%
35,386,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
		(Cost $35,386,000)	35,386,000	3.3

	Total Short-Term Investments
	(Cost $35,386,000)		35,386,000	3.3

	Total Investments in Securities (Cost $821,505,261)		$1,071,880,290	100.0
	Liabilities in Excess of Other Assets		(449,205)	–
	Net Assets		$1,071,431,085	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2019.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,036,494,290	$–	$–	$1,036,494,290
Short-Term Investments	35,386,000	–	–	35,386,000
Total Investments, at fair value	$1,071,880,290	$–	$–	$1,071,880,290

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $825,176,812.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$256,583,501
Gross Unrealized Depreciation	(9,880,023)

Net Unrealized Appreciation	$246,703,478

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 4.8%
263,596	(1),(2)	Live Nation Entertainment, Inc.	$18,322,558	1.6
217,463	(2)	Take-Two Interactive Software, Inc.	28,698,592	2.5
119,452		World Wrestling Entertainment, Inc.	8,532,456	0.7
			55,553,606	4.8

		Consumer Discretionary: 13.9%
15,645	(2)	Autozone, Inc.	17,235,940	1.5
169,255		Darden Restaurants, Inc.	20,476,470	1.8
71,315		Domino's Pizza, Inc.	16,177,095	1.4
248,984	(2)	Etsy, Inc.	13,143,865	1.1
116,644	(2)	Five Below, Inc.	14,332,048	1.2
248,397		Hilton Worldwide Holdings, Inc.	22,944,431	2.0
92,479	(2)	O'Reilly Automotive, Inc.	35,489,741	3.0
141,687		Ross Stores, Inc.	15,020,239	1.3
147,907		Service Corp. International	6,848,094	0.6
			161,667,923	13.9

		Consumer Staples: 3.6%
175,145		Church & Dwight Co., Inc.	13,973,068	1.2
140,225		Hershey Co.	22,222,858	1.9
345,100	(1),(2)	Sprouts Farmers Market, Inc.	6,194,545	0.5
			42,390,471	3.6

		Energy: 0.9%
117,304	(1),(2)	Continental Resources, Inc.	3,425,276	0.3
36,824		Diamondback Energy, Inc.	3,611,698	0.3
54,080	(2)	Oneok, Inc.	3,849,286	0.3
			10,886,260	0.9

		Financials: 4.8%
54,560		Factset Research Systems, Inc.	14,845,230	1.3
119,756		Intercontinental Exchange, Inc.	11,194,791	1.0
178,680		LPL Financial Holdings, Inc.	13,392,066	1.1
30,803		MSCI, Inc. - Class A	7,227,308	0.6
123,116		Progressive Corp.	9,332,193	0.8
			55,991,588	4.8

		Health Care: 14.4%
188,903	(1),(2)	BioMarin Pharmaceutical, Inc.	14,179,059	1.2
380,345	(2)	Centene Corp.	17,731,684	1.5
109,574	(2)	Charles River Laboratories International, Inc.	14,376,109	1.3
33,434		Chemed Corp.	14,357,563	1.2
149,257	(2)	DexCom, Inc.	25,613,994	2.2
293,595		Encompass Health Corp.	17,847,640	1.5
49,874	(1),(2)	Exact Sciences Corp.	5,945,978	0.5
85,085	(2)	Idexx Laboratories, Inc.	24,652,528	2.1
168,394	(2)	Incyte Corp., Ltd.	13,777,997	1.2
95,177	(2)	Tandem Diabetes Care, Inc.	6,893,670	0.6
75,050	(2)	Veeva Systems, Inc.	12,036,519	1.1
			167,412,741	14.4

		Industrials: 16.9%
291,830		Ametek, Inc.	25,076,952	2.1
310,436		Delta Air Lines, Inc.	17,961,827	1.5
156,721		Hubbell, Inc.	20,552,392	1.8
231,299		Ingersoll-Rand PLC - Class A	28,007,996	2.4
114,407		L3Harris Technologies, Inc.	24,186,784	2.1
702,175		Quanta Services, Inc.	23,803,733	2.0
40,576	(1)	TransDigm Group, Inc.	21,842,872	1.9
267,029		Waste Connections, Inc.	24,539,965	2.1
40,816		WW Grainger, Inc.	11,169,298	1.0
			197,141,819	16.9

		Information Technology: 33.3%
149,241	(2)	Aspen Technology, Inc.	19,878,901	1.7
254,203		Booz Allen Hamilton Holding Corp.	19,194,869	1.6
213,786		CDW Corp.	24,692,283	2.1
143,818	(1),(2)	Euronet Worldwide, Inc.	22,024,289	1.9
146,905		Fidelity National Information Services, Inc.	20,011,399	1.7
383,854	(2)	Fiserv, Inc.	41,049,347	3.5
178,609	(1),(2)	Five9, Inc.	11,289,875	1.0
279,200		Flir Systems, Inc.	13,756,184	1.2
345,066	(2)	GoDaddy, Inc.	21,856,480	1.9
68,023	(1),(2)	HubSpot, Inc.	13,582,833	1.2
82,744		Lam Research Corp.	17,418,439	1.5
388,000		Maxim Integrated Products	21,161,520	1.8
119,832		Motorola Solutions, Inc.	21,678,807	1.9
148,203		NXP Semiconductor NV - NXPI - US	15,137,454	1.3
427,964	(1),(2)	ON Semiconductor Corp.	7,617,759	0.6
195,643	(2)	Proofpoint, Inc.	22,227,001	1.9
227,770	(2)	Synopsys, Inc.	32,300,064	2.8
216,022		Total System Services, Inc.	28,994,473	2.5
174,028	(1),(2)	Zendesk, Inc.	13,957,046	1.2
			387,829,023	33.3

		Materials: 2.8%
73,628		Avery Dennison Corp.	8,509,188	0.7
127,914	(1),(2)	Berry Global Group, Inc.	5,006,554	0.4
159,866	(2)	Crown Holdings, Inc.	10,525,578	0.9
40,364		LyondellBasell Industries NV - Class A	3,123,366	0.3
61,786		Packaging Corp. of America	6,214,436	0.5
			33,379,122	2.8

		Real Estate: 3.5%
180,559	(1)	Americold Realty Trust	6,575,959	0.5

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of August 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
170,587	Equity Lifestyle Properties, Inc.	$22,981,480	2.0
43,970	SBA Communications Corp.	11,539,047	1.0
		41,096,486	3.5

	Total Common Stock (Cost $1,015,202,807)	1,153,349,039	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
		Floating Rate Notes(3): 1.2%
500,000	(3)	Bank Of America Corp., 2.290%, 11/12/2019	500,000	0.0
300,000	(3)	Bank Of America Corp., 2.320%, 11/07/2019	300,021	0.0
409,000	(3)	Bedford Row Funding, 2.240%, 11/25/2019	409,046	0.0
500,000	(3)	Commonwealth Bank of Australia, 2.290%, 01/24/2020	500,056	0.1
400,000	(3)	Crédit Agricole Group, 2.350%, 11/07/2019	400,061	0.0
700,000	(3)	Credit Suisse Group AG, 2.300%, 01/16/2020	700,721	0.1
500,000	(3)	DNB ASA, 2.310%, 12/06/2019	500,004	0.1
525,000	(3)	HSBC Holdings PLC, 2.290%, 12/27/2019	524,948	0.1
400,000	(3)	HSBC Holdings PLC, 2.340%, 11/08/2019	400,062	0.0
300,000	(3)	J.P. Morgan Securities LLC, 2.310%, 11/08/2019	300,029	0.0
400,000	(3)	Lloyds Bank PLC, 2.310%, 11/13/2019	400,060	0.0
500,000	(3)	Lloyds Bank PLC, 2.310%, 11/15/2019	500,079	0.1
475,000	(3)	Lloyds Bank PLC, 2.300%, 12/10/2019	475,023	0.0
500,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.300%, 11/18/2019	500,081	0.1
300,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.340%, 11/07/2019	300,040	0.0
300,000	(3)	Mizuho Financial Group Inc., 2.270%, 11/25/2019	300,048	0.0
400,000	(3)	Mizuho Financial Group Inc., 2.290%, 11/20/2019	400,064	0.0
500,000	(3)	National Australia Bank Ltd., 2.270%, 11/15/2019	500,036	0.1
400,000	(3)	National Bank Of Canada, 2.330%, 11/06/2019	400,036	0.0
300,000	(3)	Natixis S.A., 2.310%, 11/08/2019	300,030	0.0
300,000	(3)	Skandinaviska Enskilda Banken AB, 2.290%, 11/13/2019	300,033	0.0
300,000	(3)	Skandinaviska Enskilda Banken AB, 2.310%, 11/08/2019	300,029	0.0
625,000	(3)	Societe Generale, 2.350%, 12/02/2019	625,096	0.1
400,000	(3)	State Street Bank & Trust Co., 2.290%, 11/15/2019	400,029	0.0
400,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.250%, 10/25/2019	400,045	0.0
400,000	(3)	Sumitomo Mitsui Trust Holdings, Inc., 2.310%, 09/09/2019	400,019	0.0
500,000	(3)	The Sumitomo Mitsui Financial Group, 2.300%, 11/18/2019	500,081	0.1
300,000	(3)	The Sumitomo Mitsui Financial Group, 2.330%, 11/08/2019	300,040	0.0
500,000	(3)	Toronto-Dominion Bank, 2.290%, 11/18/2019	500,048	0.1
700,000	(3)	Toronto-Dominion Bank, 2.290%, 12/10/2019	700,013	0.1
669,000	(3)	Wells Fargo & Co., 2.330%, 12/03/2019	669,036	0.1
			13,704,914	1.2

		Repurchase Agreements(3): 3.0%
11,500,786	(3)	Bank of Nova Scotia, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $11,503,521, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $11,733,630, due 09/01/24-08/20/49)	11,500,786	1.0
659,860	(3)	Barclays Capital, Inc., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $660,015, collateralized by various U.S. Government Securities, 3.000%-3.125%, Market Value plus accrued interest $673,057, due 05/15/45-05/15/48)	659,860	0.0

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of August 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3) (continued)
11,500,786	(3)	BNP Paribas S.A., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $11,503,496, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $11,730,802, due 10/24/19-11/15/48)	$11,500,786	1.0
11,500,786	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/30/19, 2.16%, due 09/03/19 (Repurchase Amount $11,503,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.000%, Market Value plus accrued interest $11,730,802, due 01/17/20-09/09/49)	11,500,786	1.0
			35,162,218	3.0

		Certificates of Deposit(3): 0.1%
525,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019
		(Cost $525,052)	525,052	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
22,422,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
	(Cost $22,422,000)	22,422,000	1.9

	Total Short-Term Investments
	(Cost $71,814,184)	71,814,184	6.2

	Total Investments in Securities (Cost $1,087,016,991)	$1,225,163,223	105.1
	Liabilities in Excess of Other Assets	(59,789,197)	(5.1)
	Net Assets	$1,165,374,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Fund	as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,153,349,039	$–	$–	$1,153,349,039
Short-Term Investments	22,422,000	49,392,184	–	71,814,184
Total Investments, at fair value	$1,175,771,039	$49,392,184	$–	$1,225,163,223

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,090,797,874.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$168,066,746
Gross Unrealized Depreciation	(33,701,397)

Net Unrealized Appreciation	$134,365,349

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 1.5%
5,700	(1)	AMC Networks, Inc.	$276,450	0.2
28,200	(1)	CenturyLink, Inc.	321,057	0.3
6,006		Cinemark Holdings, Inc.	229,189	0.2
10,409	(1)	Imax Corp.	217,756	0.2
5,538		Millicom International Cellular S.A.	281,943	0.2
13,751		TEGNA, Inc.	196,777	0.2
12,400		Viacom, Inc. - Class B	309,752	0.2
			1,832,924	1.5

		Consumer Discretionary: 9.4%
24,100	(1)	American Axle & Manufacturing Holdings, Inc.	152,794	0.1
12,600		Bed Bath & Beyond, Inc.	121,842	0.1
5,100		Best Buy Co., Inc.	324,615	0.3
7,100		Big Lots, Inc.	161,525	0.1
6,000		Brinker International, Inc.	228,000	0.2
7,200		Brunswick Corp.	335,520	0.3
12,922		Carter’s, Inc.	1,182,105	1.0
7,600		Cooper Tire & Rubber Co.	178,524	0.1
7,100		Dick’s Sporting Goods, Inc.	241,684	0.2
4,200	(2)	Dillards, Inc.	245,784	0.2
8,300	(2)	Foot Locker, Inc.	300,377	0.2
8,757	(2)	GameStop Corp.	34,765	0.0
12,200	(2)	Gap, Inc.	192,638	0.2
16,700		Goodyear Tire & Rubber Co.	191,549	0.2
7,600		Kohl’s Corp.	359,176	0.3
2,700		Lear Corp.	303,102	0.3
6,914		Lennar Corp. - Class A	352,614	0.3
18,000		Macy’s, Inc.	265,680	0.2
7,100	(1)	Meritage Homes Corp.	463,914	0.4
5,882	(1)	Mohawk Industries, Inc.	699,311	0.6
3,300	(1)	Murphy USA, Inc.	295,020	0.2
3,747	(1)	Norwegian Cruise Line Holdings Ltd.	190,160	0.2
98,000		Office Depot, Inc.	127,400	0.1
14,700		Pulte Group, Inc.	496,860	0.4
12,522		PVH Corp.	949,168	0.8
19,033		Ross Stores, Inc.	2,017,688	1.7
8,626		Steven Madden Ltd.	286,556	0.2
4,000		Whirlpool Corp.	556,360	0.5
			11,254,731	9.4

		Consumer Staples: 2.8%
4,600		JM Smucker Co.	483,736	0.4
23,900		Kroger Co.	565,952	0.5
10,400		Molson Coors Brewing Co.	534,144	0.4
11,100	(1)	Pilgrim’s Pride Corp.	345,876	0.3
1,946	(1)	Post Holdings, Inc.	193,997	0.1
11,200		SpartanNash Co.	120,624	0.1
7,400		Tyson Foods, Inc.	688,496	0.6
10,833	(1)	US Foods Holding Corp.	438,195	0.4
			3,371,020	2.8

		Energy: 3.6%
2,200		Arch Coal, Inc.	168,432	0.1
37,400	(1)	CNX Resources Corp.	298,078	0.2
5,817		Delek US Holdings, Inc.	190,507	0.2
4,052		Diamondback Energy, Inc.	397,420	0.3
42,737		EnCana Corp.	189,752	0.2
30,200	(1)	Gulfport Energy Corp.	72,480	0.1
9,900		HollyFrontier Corp.	439,164	0.4
41,800	(1)	Laredo Petroleum, Inc.	103,664	0.1
3,100		Marathon Petroleum Corp.	152,551	0.1
19,100	(1),(2)	McDermott International, Inc.	90,152	0.1
11,200		Noble Energy, Inc.	252,896	0.2
7,200		PBF Energy, Inc.	170,640	0.1
6,378		Pioneer Natural Resources Co.	787,173	0.7
37,200	(1)	SRC Energy, Inc.	186,744	0.2
6,500		Valero Energy Corp.	489,320	0.4
6,000		Viper Energy Partners L.P.	173,820	0.1
13,145	(1)	WPX Energy, Inc.	141,440	0.1
			4,304,233	3.6

		Financials: 18.6%
6,800		Allstate Corp.	696,252	0.6
6,200		Ally Financial, Inc.	194,370	0.2
5,400		Ameriprise Financial, Inc.	696,492	0.6
54,000		Annaly Capital Management, Inc.	448,200	0.4
3,988		Assurant, Inc.	490,524	0.4
8,900		Assured Guaranty Ltd.	378,695	0.3
7,002		Atlantic Union Bankshares Corp.	252,842	0.2
6,481		BancorpSouth Bank	178,811	0.2
8,500		BB&T Corp.	405,025	0.3
24,100		CIT Group, Inc.	1,026,419	0.9
20,100		Citizens Financial Group, Inc.	678,174	0.6
37,625		CNO Financial Group, Inc.	544,810	0.5
3,585		Comerica, Inc.	221,015	0.2
7,800		Discover Financial Services	623,766	0.5
35,431		East West Bancorp, Inc.	1,457,277	1.2
1,700		Everest Re Group Ltd.	400,996	0.3
23,200		Fifth Third Bancorp	613,640	0.5
11,219		First Midwest Bancorp., Inc.	215,405	0.2
12,461		First Republic Bank	1,118,001	0.9
21,071		Fidelity National Financial, Inc.	925,860	0.8
31,300	(1)	Genworth Financial, Inc.	138,659	0.1
3,205		Hanover Insurance Group, Inc.	426,746	0.4
7,500		Hartford Financial Services Group, Inc.	437,100	0.4
3,531		Iberiabank Corp.	243,604	0.2
848	(1)	Kemper Corp.	58,807	0.0
23,900		Keycorp	396,740	0.3
31,442		Lancashire Holdings Ltd.	260,534	0.2
9,700		Lincoln National Corp.	512,936	0.4
30,000		MGIC Investment Corp.	379,500	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,100		Navient Corp.	$345,254	0.3
12,700		Old Republic International Corp.	296,672	0.2
45,200		Prospect Capital Corp.	287,924	0.2
40,400		Regions Financial Corp.	590,648	0.5
6,734		Reinsurance Group of America, Inc.	1,036,834	0.9
21,185		SEI Investments Co.	1,218,349	1.0
102,957		SLM Corp.	868,957	0.7
2,974		South State Corp.	218,827	0.2
15,723		Sterling Bancorp	299,837	0.3
10,800		SunTrust Banks, Inc.	664,308	0.6
8,274		Synovus Financial Corp.	294,058	0.2
16,900		Unum Group	429,429	0.4
5,512		Western Alliance Bancorp.	239,331	0.2
23,385		Zions Bancorp NA	960,890	0.8
			22,172,518	18.6

		Health Care: 7.4%
6,803	(1)	Acadia Healthcare Co., Inc.	180,007	0.2
20,638		Agilent Technologies, Inc.	1,467,568	1.2
7,493		Becton Dickinson & Co.	1,902,623	1.6
7,200		Cardinal Health, Inc.	310,536	0.3
4,980		Encompass Health Corp.	302,734	0.3
4,100		HCA Healthcare, Inc.	492,820	0.4
4,225		Hill-Rom Holdings, Inc.	454,948	0.4
3,200	(1)	Jazz Pharmaceuticals PLC	410,080	0.3
11,614	(1)	Laboratory Corp. of America Holdings	1,946,042	1.6
6,500	(1),(2)	Lannett Co., Inc.	66,950	0.1
2,600		McKesson Corp.	359,502	0.3
8,400	(1)	Mylan NV	163,548	0.1
9,600		Owens & Minor, Inc.	48,768	0.0
1,788	(1)	STERIS Public Ltd. Co.	276,067	0.2
3,400		Universal Health Services, Inc.	491,572	0.4
			8,873,765	7.4

		Industrials: 17.2%
31,500		ACCO Brands Corp.	292,005	0.2
42,091		Air Lease Corp.	1,748,460	1.5
13,600		Aircastle Ltd.	297,160	0.2
9,800		Allison Transmission Holdings, Inc.	435,414	0.4
9,000		American Airlines Group, Inc.	236,790	0.2
3,164		Carlisle Cos., Inc.	458,653	0.4
6,011	(1)	Clean Harbors, Inc.	442,109	0.4
5,000		Cummins, Inc.	746,350	0.6
14,496		EMCOR Group, Inc.	1,267,530	1.1
3,930		EnerSys	220,080	0.2
6,891		Fortune Brands Home & Security, Inc.	351,854	0.3
3,933		Granite Construction, Inc.	111,855	0.1
10,300		Hawaiian Holdings, Inc.	251,423	0.2
24,399		Hexcel Corp.	2,053,176	1.7
1,250		Hubbell, Inc.	163,925	0.1
2,330		Huntington Ingalls Industries, Inc.	486,970	0.4
3,105		IDEX Corp.	511,425	0.4
23,120		Jacobs Engineering Group, Inc.	2,054,443	1.7
20,727	(1)	JELD-WEN Holding, Inc.	357,748	0.3
44,154	(1)	JetBlue Airways Corp.	764,747	0.6
5,131		Knight-Swift Transportation Holdings, Inc.	175,172	0.1
1,341		L3Harris Technologies, Inc.	283,501	0.2
3,912		LSC Communications, Inc.	5,086	0.0
5,600		Manpowergroup, Inc.	457,744	0.4
4,067		Moog, Inc.	330,444	0.3
5,800		Owens Corning, Inc.	332,688	0.3
4,800		Regal Beloit Corp.	340,320	0.3
2,831		Roper Technologies, Inc.	1,038,298	0.9
1,333		RR Donnelley & Sons Co.	3,226	0.0
20,812		Sanwa Holdings Corp.	231,211	0.2
4,455	(1)	Sensata Technologies Holding PLC	203,059	0.2
4,900		Skywest, Inc.	280,574	0.2
2,500		Snap-On, Inc.	371,700	0.3
5,400		Spirit Aerosystems Holdings, Inc.	435,240	0.4
9,126	(1)	SPX FLOW, Inc.	307,637	0.3
8,200		Terex Corp.	203,606	0.2
7,000		Textron, Inc.	315,000	0.3
9,200		Trinity Industries, Inc.	160,724	0.1
6,400	(1)	United Airlines Holdings, Inc.	539,584	0.5
2,800	(1)	United Rentals, Inc.	315,168	0.3
18,000		Wabash National Corp.	245,520	0.2
9,403	(2)	Wabtec Corp.	650,782	0.5
			20,478,401	17.2

		Information Technology: 13.5%
5,022		Amdocs Ltd.	325,124	0.3
3,600	(1)	Amkor Technology, Inc.	31,500	0.0
8,763	(1)	Arrow Electronics, Inc.	606,399	0.5
8,173	(1)	Axcelis Technologies, Inc.	125,129	0.1
6,460	(1)	Black Knight, Inc.	402,135	0.3
2,347	(1)	Coherent, Inc.	340,221	0.3
8,900		Corning, Inc.	247,865	0.2
10,900	(1)	Diodes, Inc.	398,395	0.3
7,900		DXC Technology Co.	262,438	0.2
13,512	(1)	Euronet Worldwide, Inc.	2,069,228	1.7
45,607		Genpact Ltd.	1,868,063	1.6
16,400		Hewlett Packard Enterprise Co.	226,648	0.2
16,200	(1)	HP, Inc.	296,379	0.2
11,310	(1)	Ichor Holdings Ltd.	240,451	0.2
4,874	(1)	Itron, Inc.	338,499	0.3
10,400	(1)	Jabil, Inc.	299,468	0.3
13,000		Juniper Networks, Inc.	301,080	0.3
9,631		Kemet Corp.	161,319	0.1
23,301	(1)	Keysight Technologies, Inc.	2,256,935	1.9
13,800		Kulicke & Soffa Industries, Inc.	287,454	0.2
2,500		Lam Research Corp.	526,275	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
5,633		Leidos Holdings, Inc.	$492,099	0.4
6,257	(1)	Lumentum Holdings, Inc.	348,890	0.3
8,600		Methode Electronics, Inc.	272,964	0.2
2,713		MKS Instruments, Inc.	212,401	0.2
17,200	(1)	ON Semiconductor Corp.	306,160	0.3
8,400	(1)	Sanmina Corp.	242,760	0.2
8,800		Seagate Technology	441,848	0.4
6,238		Silicon Motion Technology Corp. ADR	201,300	0.2
3,400		Skyworks Solutions, Inc.	255,918	0.2
6,633		SS&C Technologies Holdings, Inc.	309,164	0.3
2,900		SYNNEX Corp.	243,049	0.2
3,700	(1)	Tech Data Corp.	343,101	0.3
15,500		Western Union Co.	342,860	0.3
18,000		Xerox Holdings Corp.	521,820	0.4
			16,145,339	13.5

		Materials: 5.6%
10,992		Albemarle Corp.	678,536	0.6
9,387		Buzzi Unicem SpA	197,744	0.2
14,227		Cabot Corp.	569,080	0.5
7,576		Carpenter Technology Corp.	368,497	0.3
8,177		Celanese Corp.	927,026	0.8
33,300	(2)	Cleveland-Cliffs, Inc.	264,402	0.2
9,157		Commercial Metals Co.	143,490	0.1
7,400		Domtar Corp.	243,830	0.2
5,400		Eastman Chemical Co.	352,998	0.3
4,891		FMC Corp.	422,240	0.4
14,200		Huntsman Corp.	282,864	0.2
10,000		International Paper Co.	391,000	0.3
22,400		Kronos Worldwide, Inc.	245,280	0.2
17,900		Owens-Illinois, Inc.	182,043	0.1
7,235		Reliance Steel & Aluminum Co.	703,459	0.6
7,300		Schweitzer-Mauduit International, Inc.	244,842	0.2
9,100		Silgan Holdings, Inc.	270,816	0.2
6,900	(1)	Steel Dynamics, Inc.	186,335	0.2
			6,674,482	5.6

		Real Estate: 14.1%
9,281		Alexandria Real Estate Equities, Inc.	1,390,665	1.2
2,678		American Assets Trust, Inc.	125,491	0.1
49,900		Ashford Hospitality Trust, Inc.	139,720	0.1
24,200	(1)	Brandywine Realty Trust	347,391	0.3
34,621		Brixmor Property Group, Inc.	638,065	0.5
77,180	(2)	CBL & Associates Properties, Inc.	70,234	0.1
35,232	(1)	CBRE Group, Inc.	1,841,577	1.5
11,147		Corporate Office Properties Trust SBI MD	322,037	0.3
3,163		Equinix, Inc.	1,759,514	1.5
1,477		Equity Lifestyle Properties, Inc.	198,981	0.2
6,696		First Industrial Realty Trust, Inc.	260,809	0.2
32,300		Franklin Street Properties Corp.	244,511	0.2
17,496		Gaming and Leisure Properties, Inc.	684,444	0.6
8,119		Highwoods Properties, Inc.	350,822	0.3
14,200		Hospitality Properties Trust	342,788	0.3
14,200		Host Hotels & Resorts, Inc.	227,768	0.2
12,500	(1)	Industrial Logistics Properties Trust	267,651	0.2
31,400		Lexington Realty Trust	326,246	0.3
2,935		Life Storage, Inc.	310,993	0.3
20,700		Medical Properties Trust, Inc.	384,813	0.3
14,849		Mid-America Apartment Communities, Inc.	1,881,071	1.6
6,900		Office Properties Income Trust	187,059	0.2
9,200		Omega Healthcare Investors, Inc.	374,256	0.3
16,200		Outfront Media, Inc.	445,176	0.4
17,236		Park Hotels & Resorts, Inc.	405,908	0.3
18,585		Physicians Realty Trust	321,892	0.3
21,400		Piedmont Office Realty Trust, Inc.	422,436	0.3
16,600		Preferred Apartment Communities, Inc.	223,436	0.2
57		Retail Value, Inc.	2,108	0.0
17,700		RLJ Lodging Trust	286,917	0.2
18,700		Senior Housing Properties Trust	158,763	0.1
21,500		SITE Centers Corp.	297,990	0.2
9,152		Store Capital Corp.	345,580	0.3
24,100	(1)	Summit Hotel Properties, Inc.	269,293	0.2
14,300		Uniti Group, Inc.	105,677	0.1
60,500		Vereit, Inc.	589,875	0.5
13,700		Xenia Hotels & Resorts, Inc.	276,877	0.2
			16,828,834	14.1

		Utilities: 4.3%
8,266		Alliant Energy Corp.	433,552	0.4
3,600		Edison International	260,172	0.2
6,500		Entergy Corp.	733,460	0.6
4,597		Evergy, Inc.	298,805	0.3
15,300		Exelon Corp.	723,078	0.6
11,400		FirstEnergy Corp.	524,400	0.4
9,200		National Fuel Gas Co.	430,008	0.4
18,000		PPL Corp.	531,900	0.4
8,700		Public Service Enterprise Group, Inc.	526,089	0.4
13,515		UGI Corp.	657,775	0.6
			5,119,239	4.3

		Total Common Stock
		(Cost $114,636,270)	117,055,486	98.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements(3): 1.3%
1,000,000	(3)	Bank of Nova Scotia, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $1,000,238, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $1,020,246, due 09/01/24-08/20/49)	$1,000,000	0.8
561,483	(3)	Barclays Capital, Inc., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $561,615, collateralized by various U.S. Government Securities, 3.000%-3.125%, Market Value plus accrued interest $572,713, due 05/15/45-05/15/48)	561,483	0.5
			1,561,483	1.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
2,364,422	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.020%
		(Cost $2,364,422)	2,364,422	2.0

		Total Short-Term Investments
		(Cost $3,925,905)	3,925,905	3.3

		Total Investments in Securities (Cost $118,562,175)	$120,981,391	101.3
		Liabilities in Excess of Other Assets	(1,572,479)	(1.3)
		Net Assets	$119,408,912	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,550,981	$281,943	$—	$1,832,924
Consumer Discretionary	11,254,731	—	—	11,254,731
Consumer Staples	3,371,020	—	—	3,371,020
Energy	4,304,233	—	—	4,304,233
Financials	21,911,984	260,534	—	22,172,518
Health Care	8,873,765	—	—	8,873,765
Industrials	20,247,190	231,211	—	20,478,401
Information Technology	16,145,339	—	—	16,145,339
Materials	6,476,738	197,744	—	6,674,482
Real Estate	16,828,834	—	—	16,828,834
Utilities	5,119,239	—	—	5,119,239
Total Common Stock	116,084,054	971,432	—	117,055,486
Short-Term Investments	2,364,422	1,561,483	—	3,925,905
Total Investments, at fair value	$118,448,476	$2,532,915	$—	$120,981,391

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $119,611,338.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$18,118,663
Gross Unrealized Depreciation	(16,690,897)

Net Unrealized Appreciation	$1,427,766

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Diversified REITs: 6.0%
89,363	Liberty Property Trust	$4,657,600	1.2
287,452	Store Capital Corp.	10,854,187	2.9
725,717	Vereit, Inc.	7,075,741	1.9
		22,587,528	6.0

	Health Care REITs: 12.5%
400,942	HCP, Inc.	13,916,697	3.7
356,038	Healthcare Trust of America, Inc.	10,097,238	2.7
84,022	Ventas, Inc.	6,166,374	1.7
185,847	Welltower, Inc.	16,644,457	4.4
		46,824,766	12.5

	Hotel & Resort REITs: 4.7%
358,052	Host Hotels & Resorts, Inc.	5,743,154	1.5
186,912	MGM Growth Properties LLC	5,764,366	1.5
139,318	Pebblebrook Hotel Trust	3,757,407	1.0
31,900	Ryman Hospitality Properties	2,541,154	0.7
		17,806,081	4.7

	Industrial REITs: 10.8%
285,121	Duke Realty Corp.	9,485,975	2.5
311,124	ProLogis, Inc.	26,016,189	7.0
171,446	STAG Industrial, Inc.	4,985,650	1.3
		40,487,814	10.8

	IT Consulting & Other Services: 0.8%
37,100	(1) InterXion Holding NV	3,002,874	0.8

	Office REITs: 12.6%
74,355	Alexandria Real Estate Equities, Inc.	11,141,353	3.0
224,700	Brandywine Realty Trust	3,224,445	0.9
218,246	Columbia Property Trust, Inc.	4,668,282	1.2
170,283	Cousins Properties, Inc.	5,908,820	1.6
98,719	Douglas Emmett, Inc.	4,165,942	1.1
276,224	Hudson Pacific Properties, Inc.	9,391,616	2.5
236,890	Piedmont Office Realty Trust, Inc.	4,676,209	1.2
66,137	Vornado Realty Trust	3,999,304	1.1
		47,175,971	12.6

	Residential REITs: 20.2%
152,176	American Campus Communities, Inc.	7,073,140	1.9
55,478	AvalonBay Communities, Inc.	11,792,404	3.2
87,889	Camden Property Trust	9,513,984	2.5
252,945	Equity Residential	21,439,618	5.7
191,630	Front Yard Residential Corp.	2,125,177	0.6
459,584	Invitation Homes, Inc.	13,217,636	3.5
51,872	NexPoint Residential Trust, Inc.	2,406,861	0.6
56,452	Sun Communities, Inc.	8,343,606	2.2
		75,912,426	20.2

	Retail REITs: 11.0%
308,472	Brixmor Property Group, Inc.	5,685,139	1.5
93,697	Regency Centers Corp.	6,044,393	1.6
444,321	Retail Properties of America, Inc.	5,047,487	1.3
74,150	Simon Property Group, Inc.	11,043,901	2.9
179,684	SITE Centers Corp.	2,490,420	0.7
114,124	Spirit Realty Capital, Inc.	5,471,105	1.5
141,198	Taubman Centers, Inc.	5,513,782	1.5
		41,296,227	11.0

	Specialized REITs: 21.2%
38,347	Crown Castle International Corp.	5,566,834	1.5
341,227	CubeSmart	12,246,637	3.3
85,106	CyrusOne, Inc.	6,251,887	1.7
44,355	Equinix, Inc.	24,673,800	6.6
130,022	Extra Space Storage, Inc.	15,852,282	4.2
98,755	QTS Realty Trust, Inc.	4,844,920	1.3
448,039	VICI Properties, Inc.	9,928,544	2.6
		79,364,904	21.2

	Total Common Stock
	(Cost $252,221,419)	374,458,591	99.8

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,819,942	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.020%
	(Cost $1,819,942)	1,819,942	0.5

	Total Short-Term Investments
	(Cost $1,819,942)	1,819,942	0.5

	Total Investments in Securities (Cost $254,041,361)	$376,278,533	100.3
	Liabilities in Excess of Other Assets	(1,138,397)	(0.3)
	Net Assets	$375,140,136	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2019.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$374,458,591	$–	$–	$374,458,591
Short-Term Investments	1,819,942	–	–	1,819,942
Total Investments, at fair value	$376,278,533	$–	$–	$376,278,533

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $270,241,952.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$125,467,202
Gross Unrealized Depreciation	(19,430,621)

Net Unrealized Appreciation	$106,036,581

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Communication Services: 3.4%
316,785	(1)	Boingo Wireless, Inc.	$4,077,023	0.6
140,801	(1)	Cargurus, Inc.	4,592,928	0.7
140,994		Cinemark Holdings, Inc.	5,380,331	0.9
206,907	(1)	QuinStreet, Inc.	2,369,085	0.4
375,844	(1)	Vonage Holdings Corp.	4,968,658	0.8
			21,388,025	3.4

		Consumer Discretionary: 12.1%
240,297		American Eagle Outfitters, Inc.	4,041,796	0.7
225,920		Bloomin Brands, Inc.	4,075,597	0.7
81,545	(1)	Boot Barn Holdings, Inc.	2,792,916	0.5
191,015		Boyd Gaming Corp.	4,592,001	0.7
15,364		Brunswick Corp.	715,962	0.1
28,672		Cheesecake Factory	1,089,249	0.2
152,854	(1)	Chegg, Inc.	6,059,133	1.0
138,849	(1)	CROCS, Inc.	3,096,333	0.5
165,923		Dana, Inc.	2,112,200	0.3
42,227	(1),(2)	Eldorado Resorts, Inc.	1,626,162	0.3
357,644		Extended Stay America, Inc.	5,024,898	0.8
31,646	(1)	Five Below, Inc.	3,888,344	0.6
45,719	(1)	Helen of Troy Ltd.	7,018,324	1.1
52,423		Jack in the Box, Inc.	4,472,730	0.7
78,106	(1)	LGI Homes, Inc.	6,366,420	1.0
11,283		Marriott Vacations Worldwide Corp.	1,112,391	0.2
62,880	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,486,696	0.6
64,061	(1)	Planet Fitness, Inc.	4,523,347	0.7
51,858	(1),(2)	RealReal, Inc./The	677,784	0.1
22,226	(1)	Sotheby's	1,283,551	0.2
49,244	(1)	TopBuild Corp.	4,560,979	0.7
88,843	(1),(2)	YETI Holdings, Inc.	2,509,815	0.4
			75,126,628	12.1

		Consumer Staples: 3.7%
216,195	(1)	BJ's Wholesale Club Holdings, Inc.	5,677,281	0.9
109,604	(2)	Energizer Holdings, Inc.	4,219,754	0.7
85,080	(1)	Freshpet, Inc.	4,175,726	0.7
185,176	(1)	Performance Food Group Co.	8,664,385	1.4
			22,737,146	3.7

		Energy: 0.5%
202,662	(1)	Carrizo Oil & Gas, Inc.	1,680,068	0.3
29,767	(1)	Dril-Quip, Inc.	1,364,817	0.2
			3,044,885	0.5

		Financials: 6.5%
73,194		FirstCash, Inc.	7,226,444	1.2
158,691		Houlihan Lokey, Inc.	7,010,968	1.1
81,807		Independent Bank Group, Inc.	4,001,180	0.7
63,382		Kemper Corp.	4,435,472	0.7
412,584		MGIC Investment Corp.	5,219,188	0.8
64,781		Pinnacle Financial Partners, Inc.	3,412,015	0.6
170,292		United Community Banks, Inc./GA	4,497,412	0.7
69,156		Wintrust Financial Corp.	4,345,072	0.7
			40,147,751	6.5

		Health Care: 25.3%
94,305	(1),(2)	Aerie Pharmaceuticals, Inc.	2,042,646	0.3
235,040	(1)	Alder Biopharmaceuticals, Inc.	2,103,608	0.3
62,916	(1)	Amedisys, Inc.	8,097,918	1.3
335,076	(1)	Amicus Therapeutics, Inc.	3,313,902	0.5
96,938	(1)	Amphastar Pharmaceuticals, Inc.	2,177,227	0.4
61,451	(1)	Arena Pharmaceuticals, Inc.	3,250,143	0.5
68,695	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,692,157	0.4
52,955	(1)	Blueprint Medicines Corp.	4,060,060	0.7
42,392	(1),(2)	Change Healthcare, Inc.	594,760	0.1
179,840	(1)	Cymabay Therapeutics, Inc.	1,064,653	0.2
80,610	(1)	Emergent Biosolutions, Inc.	3,530,718	0.6
91,234		Encompass Health Corp.	5,546,115	0.9
107,760	(1)	Epizyme, Inc.	1,397,647	0.2
90,168	(1)	FibroGen, Inc.	4,026,903	0.7
53,093	(1)	G1 Therapeutics, Inc.	1,927,276	0.3
47,890	(1)	Global Blood Therapeutics, Inc.	2,201,982	0.4
51,171	(1)	Haemonetics Corp.	6,832,864	1.1
81,718	(1)	HealthEquity, Inc.	4,850,780	0.8
51,360		Hill-Rom Holdings, Inc.	5,530,445	0.9
169,641	(1)	HMS Holdings Corp.	6,196,986	1.0
177,486	(1)	Immunomedics, Inc.	2,271,821	0.4
119,075	(1)	Insmed, Inc.	1,957,593	0.3
35,965	(1),(2)	Intercept Pharmaceuticals, Inc.	2,308,234	0.4
168,826	(1)	Iovance Biotherapeutics, Inc.	3,547,034	0.6
20,320	(1)	Krystal Biotech, Inc.	914,400	0.1
155,677	(1)	Lantheus Holdings, Inc.	3,387,532	0.5
1,961	(1)	Ligand Pharmaceuticals, Inc.	178,275	0.0
18,550	(1)	Medpace Holdings, Inc.	1,500,880	0.2
174,626	(1)	Merit Medical Systems, Inc.	6,073,492	1.0
59,492	(1)	MyoKardia, Inc.	3,198,885	0.5
67,964	(1)	Novocure Ltd.	6,175,209	1.0
95,826	(1)	Omnicell, Inc.	6,880,307	1.1
55,705	(1),(2)	PetIQ, Inc.	1,763,620	0.3
79,781	(1)	Quidel Corp.	5,030,192	0.8
422,262	(1)	R1 RCM, Inc.	4,923,575	0.8
84,631	(1)	Ra Pharmaceuticals, Inc.	2,301,963	0.4
57,740	(1)	REGENXBIO, Inc.	1,991,453	0.3
74,753	(1)	Repligen Corp.	6,937,826	1.1
323,049	(1)	Select Medical Holdings Corp.	5,239,855	0.8
257,575	(1)	Spectrum Pharmaceuticals, Inc.	1,890,600	0.3

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
43,214	(1)	Supernus Pharmaceuticals, Inc.	$1,168,074	0.2
94,810	(1)	Syneos Health, Inc.	4,980,369	0.8
22,842	(1)	Tandem Diabetes Care, Inc.	1,654,446	0.3
75,286	(1),(2)	Teladoc Health, Inc.	4,357,554	0.7
47,295	(1)	Ultragenyx Pharmaceutical, Inc.	2,576,159	0.4
109,721	(1)	Wright Medical Group NV	2,287,683	0.4
			156,935,821	25.3

		Industrials: 19.5%
273,674	(1)	Air Transport Services Group, Inc.	5,528,215	0.9
90,927	(1)	ASGN, Inc.	5,680,210	0.9
112,217	(1)	Beacon Roofing Supply, Inc.	3,577,478	0.6
78,723		Brink's Co.	5,923,906	1.0
45,004		Curtiss-Wright Corp.	5,519,291	0.9
96,078		EMCOR Group, Inc.	8,401,060	1.4
39,998		EnPro Industries, Inc.	2,491,076	0.4
90,516		Exponent, Inc.	6,416,679	1.0
107,996	(1)	Generac Holdings, Inc.	8,422,608	1.4
120,406		Granite Construction, Inc.	3,424,347	0.5
73,502	(1)	HUB Group, Inc.	3,164,996	0.5
56,181		Insperity, Inc.	5,565,290	0.9
69,068		John Bean Technologies Corp.	7,067,038	1.1
61,854		Lindsay Corp.	5,459,234	0.9
66,486		Regal Beloit Corp.	4,713,857	0.8
25,321	(1)	Saia, Inc.	2,165,958	0.3
87,313		Simpson Manufacturing Co., Inc.	5,605,495	0.9
127,971	(1)	Spirit Airlines, Inc.	4,804,031	0.8
51,042		Tennant Co.	3,490,762	0.6
83,621	(1)	Trex Co., Inc.	7,152,104	1.1
96,720		US Ecology, Inc.	5,858,330	0.9
57,916		Watts Water Technologies, Inc.	5,306,843	0.9
48,519		Woodward, Inc.	5,232,774	0.8
			120,971,582	19.5

		Information Technology: 19.3%
262,808	(1)	ACI Worldwide, Inc.	7,826,422	1.3
97,712	(1)	Advanced Energy Industries, Inc.	5,045,848	0.8
140,652	(1)	Bottomline Technologies de, Inc.	5,800,488	0.9
27,130	(1)	CACI International, Inc.	6,030,728	1.0
79,741	(1)	Cardtronics plc	2,361,928	0.4
103,845	(1)	Cornerstone OnDemand, Inc.	5,417,594	0.9
63,015	(1)	Cray, Inc.	2,201,114	0.4
94,342		CSG Systems International, Inc.	5,083,147	0.8
98,971		Entegris, Inc.	4,238,928	0.7
128,858	(1)	Envestnet, Inc.	7,371,966	1.2
39,210	(1)	Everbridge, Inc.	3,379,902	0.5
123,794		EVERTEC, Inc.	4,315,459	0.7
224,782	(1)	Evo Payments, Inc.	6,671,530	1.1
110,747	(1)	ExlService Holdings, Inc.	7,497,572	1.2
74,831	(1)	Five9, Inc.	4,730,068	0.8
112,352		j2 Global, Inc.	9,504,979	1.5
74,136	(1)	Lumentum Holdings, Inc.	4,133,823	0.7
64,931	(1)	Q2 Holdings, Inc.	5,840,543	0.9
95,169	(1)	Rapid7, Inc.	5,109,624	0.8
95,126	(1)	Semtech Corp.	3,992,438	0.6
69,344	(1)	Silicon Laboratories, Inc.	7,558,496	1.2
419,801	(1)	Viavi Solutions, Inc.	5,831,036	0.9
			119,943,633	19.3

		Materials: 3.7%
231,155		Commercial Metals Co.	3,622,199	0.6
86,122		Compass Minerals International, Inc.	4,282,847	0.7
67,253		Minerals Technologies, Inc.	3,241,595	0.5
154,440		PolyOne Corp.	4,943,624	0.8
85,646		Sensient Technologies Corp.	5,594,397	0.9
32,456		Worthington Industries, Inc.	1,126,223	0.2
			22,810,885	3.7

		Real Estate: 4.2%
145,937	(2)	Americold Realty Trust	5,315,025	0.8
64,096		EastGroup Properties, Inc.	7,981,234	1.3
154,078		Hudson Pacific Properties, Inc.	5,238,652	0.8
98,563		Ryman Hospitality Properties	7,851,529	1.3
			26,386,440	4.2

		Utilities: 0.6%
35,221		Idacorp, Inc.	3,867,618	0.6

	Total Common Stock (Cost $611,957,210)		613,360,414	98.8

EXCHANGE-TRADED FUNDS: 0.4%
13,537	(2)	iShares Russell 2000 Growth ETF	2,635,654	0.4

	Total Exchange-Traded Funds (Cost $2,661,125)		2,635,654	0.4

	Total Long-Term Investments (Cost $614,618,335)		615,996,068	99.2

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements(3): 3.6%
1,527,695	(3)	BNP Paribas S.A., Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $1,528,055, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $1,558,249, due 10/24/19-11/15/48)	$1,527,695	0.3
5,157,475	(3)	HSBC Securities USA, Repurchase Agreement dated 08/30/19, 2.16%, due 09/03/19 (Repurchase Amount $5,158,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $5,260,625, due 07/15/20-06/20/69)	5,157,475	0.8
5,157,475	(3)	Morgan Stanley, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $5,158,701, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-8.500%, Market Value plus accrued interest $5,260,626, due 10/05/22-08/01/49)	5,157,475	0.8
5,157,475	(3)	Nomura Securities, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $5,158,701, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,260,625, due 11/14/19-09/20/68)	5,157,475	0.8
5,157,475	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/30/19, 2.16%, due 09/03/19 (Repurchase Amount $5,158,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.000%, Market Value plus accrued interest $5,260,625, due 01/17/20-09/09/49)	$5,157,475	0.9
			22,157,595	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,915,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000% (Cost $4,915,000)	4,915,000	0.8

	Total Short-Term Investments (Cost $27,072,595)	27,072,595	4.4

	Total Investments in Securities (Cost $641,690,930)	$643,068,663	103.6
	Liabilities in Excess of Other Assets	(22,265,873)	(3.6)
	Net Assets	$620,802,790	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$613,360,414	$–	$–	$613,360,414
Exchange-Traded Funds	2,635,654	–	–	2,635,654
Short-Term Investments	4,915,000	22,157,595	–	27,072,595
Total Investments, at fair value	$620,911,068	$22,157,595	$–	$643,068,663

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $662,930,358.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$42,842,683
Gross Unrealized Depreciation	(62,704,378)

Net Unrealized Depreciation	$(19,861,695)

PORTFOLIO OF INVESTMENTS
Voya SMID Cap Growth Fund	as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.1%
		Communication Services: 2.5%
961		Cinemark Holdings, Inc.	$36,672	0.9
2,201	(1)	Vonage Holdings Corp.	29,097	0.8
434		World Wrestling Entertainment, Inc.	31,001	0.8
			96,770	2.5

		Consumer Discretionary: 12.5%
931		Boyd Gaming Corp.	22,381	0.6
174		Brunswick Corp.	8,108	0.2
214	(1)	Burlington Stores, Inc.	43,333	1.1
726	(1)	Chegg, Inc.	28,779	0.7
760	(1)	CROCS, Inc.	16,948	0.4
961		Dana, Inc.	12,233	0.3
196		Domino's Pizza, Inc.	44,461	1.1
416	(1)	Etsy, Inc.	21,961	0.6
2,248		Extended Stay America, Inc.	31,584	0.8
318	(1)	Five Below, Inc.	39,073	1.0
270	(1),(2)	GrubHub, Inc.	16,022	0.4
277		Jack in the Box, Inc.	23,634	0.6
13	(1)	NVR, Inc.	46,787	1.2
497	(1)	Ollie's Bargain Outlet Holdings, Inc.	27,559	0.7
559	(1)	Planet Fitness, Inc.	39,471	1.0
231	(1)	TopBuild Corp.	21,395	0.6
198		Vail Resorts, Inc.	46,783	1.2
			490,512	12.5

		Consumer Staples: 1.7%
684	(2)	Energizer Holdings, Inc.	26,334	0.7
890	(1)	Performance Food Group Co.	41,643	1.0
			67,977	1.7

		Energy: 0.8%
205	(1)	Dril-Quip, Inc.	9,399	0.3
1,116	(1)	Parsley Energy, Inc.	19,988	0.5
			29,387	0.8

		Financials: 5.5%
743	(1)	Essent Group Ltd.	36,036	0.9
469		Evercore, Inc.	37,407	1.0
359		First American Financial Corp.	20,984	0.5
1,644		Jefferies Financial Group, Inc.	30,644	0.8
253		Kemper Corp.	17,705	0.5
252		Signature Bank	29,396	0.7
675		Synovus Financial Corp.	23,989	0.6
416		Webster Financial Corp.	18,620	0.5
			214,781	5.5

		Health Care: 18.2%
553	(1),(2)	Aerie Pharmaceuticals, Inc.	11,978	0.3
288	(1)	Alnylam Pharmaceuticals, Inc.	23,239	0.6
293	(1)	Amedisys, Inc.	37,712	1.0
1,408	(1)	Amicus Therapeutics, Inc.	13,925	0.3
200	(1)	Arena Pharmaceuticals, Inc.	10,578	0.3
205	(1)	Blueprint Medicines Corp.	15,717	0.4
373	(1)	Charles River Laboratories International, Inc.	48,938	1.2
70		Chemed Corp.	30,060	0.8
690		Encompass Health Corp.	41,945	1.1
247	(1)	Exact Sciences Corp.	29,447	0.7
1,097	(1)	Exelixis, Inc.	21,775	0.6
330	(1)	FibroGen, Inc.	14,738	0.4
229	(1)	Haemonetics Corp.	30,578	0.8
433		Hill-Rom Holdings, Inc.	46,625	1.2
247	(1)	Horizon Therapeutics Plc	6,825	0.2
779	(1)	Immunomedics, Inc.	9,971	0.2
347	(1)	Ionis Pharmaceuticals, Inc.	21,934	0.6
782	(1)	Merit Medical Systems, Inc.	27,198	0.7
343	(1)	Molina Healthcare, Inc.	44,686	1.1
245	(1)	Neurocrine Biosciences, Inc.	24,358	0.6
490	(1)	PRA Health Sciences, Inc.	48,432	1.2
122	(1)	Sage Therapeutics, Inc.	20,944	0.5
205	(1)	Sarepta Therapeutics, Inc.	18,481	0.5
319	(1)	Seattle Genetics, Inc.	23,172	0.6
336	(1)	Supernus Pharmaceuticals, Inc.	9,082	0.2
500	(1)	Syneos Health, Inc.	26,265	0.7
312	(1),(2)	Teladoc Health, Inc.	18,059	0.5
89	(1)	WellCare Health Plans, Inc.	24,096	0.6
625	(1)	Wright Medical Group NV	13,031	0.3
			713,789	18.2

		Industrials: 18.3%
1,597	(1)	Air Transport Services Group, Inc.	32,259	0.8
590		Alaska Air Group, Inc.	35,235	0.9
980		Altra Industrial Motion Corp.	25,470	0.7
490	(1)	ASGN, Inc.	30,610	0.8
715	(1)	Beacon Roofing Supply, Inc.	22,794	0.6
383		Brink's Co.	28,821	0.7
272		Curtiss-Wright Corp.	33,358	0.9
197		EMCOR Group, Inc.	17,226	0.4
300		EnPro Industries, Inc.	18,684	0.5
507		Exponent, Inc.	35,941	0.9
466		Fortune Brands Home & Security, Inc.	23,794	0.6
203	(1)	FTI Consulting, Inc.	21,953	0.6
614	(1)	Generac Holdings, Inc.	47,886	1.2
123	(1)	Genesee & Wyoming, Inc.	13,638	0.3
233		Hubbell, Inc.	30,556	0.8
932	(1)	IAA, Inc.	45,528	1.2
201		IDEX Corp.	33,107	0.8
101		Nordson Corp.	13,732	0.4
424		Regal Beloit Corp.	30,062	0.8

PORTFOLIO OF INVESTMENTS
Voya SMID Cap Growth Fund	as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
148	(1)	Saia, Inc.	$12,660	0.3
168		Snap-On, Inc.	24,978	0.6
417		Toro Co.	30,028	0.8
495		US Ecology, Inc.	29,982	0.8
306	(2)	Wabtec Corp.	21,178	0.5
338		Woodward, Inc.	36,453	0.9
279		Xylem, Inc.	21,374	0.5
			717,307	18.3

		Information Technology: 27.3%
1,368	(1)	ACI Worldwide, Inc.	40,739	1.0
267	(1)	Aspen Technology, Inc.	35,564	0.9
823		Booz Allen Hamilton Holding Corp.	62,145	1.6
459	(1)	Ciena Corp.	18,787	0.5
569		CSG Systems International, Inc.	30,658	0.8
1,002		Entegris, Inc.	42,916	1.1
256	(1)	EPAM Systems, Inc.	48,981	1.2
361	(1)	Euronet Worldwide, Inc.	55,284	1.4
151	(1)	Everbridge, Inc.	13,016	0.3
418	(1)	ExlService Holdings, Inc.	28,299	0.7
109	(1)	Fair Isaac Corp.	38,447	1.0
746		Flir Systems, Inc.	36,755	0.9
468	(1)	GoDaddy, Inc.	29,643	0.8
152	(1)	HubSpot, Inc.	30,351	0.8
342		Jack Henry & Associates, Inc.	49,576	1.3
520	(1),(2)	Lumentum Holdings, Inc.	28,995	0.7
387		MKS Instruments, Inc.	30,298	0.8
53		Monolithic Power Systems, Inc.	7,980	0.2
1,043	(1)	ON Semiconductor Corp.	18,565	0.5
201	(1)	Paylocity Holding Corp.	21,953	0.6
380	(1)	Proofpoint, Inc.	43,172	1.1
306	(1)	Q2 Holdings, Inc.	27,525	0.7
447	(1)	Rapid7, Inc.	23,999	0.6
715	(1)	RealPage, Inc.	45,524	1.2
124	(1)	RingCentral, Inc.	17,500	0.4
309	(1)	Silicon Laboratories, Inc.	33,681	0.9
61	(1)	Trade Desk, Inc./The	14,992	0.4
706	(1)	Trimble, Inc.	26,489	0.7
154	(1)	Tyler Technologies, Inc.	39,507	1.0
265	(1)	WEX, Inc.	54,206	1.4
161	(1)	Zebra Technologies Corp.	33,010	0.8
511	(1)	Zendesk, Inc.	40,982	1.0
			1,069,539	27.3

		Materials: 3.6%
312		Avery Dennison Corp.	36,058	0.9
304		Carpenter Technology Corp.	14,786	0.4
425		Compass Minerals International, Inc.	21,135	0.5
552	(1)	Crown Holdings, Inc.	36,344	0.9
1,057		PolyOne Corp.	33,835	0.9
			142,158	3.6

		Real Estate: 2.7%
1,280		Americold Realty Trust	46,617	1.2
639		CubeSmart	22,934	0.6
1,003		Hudson Pacific Properties, Inc.	34,102	0.9
			103,653	2.7

	Total Common Stock (Cost $3,481,127)		3,645,873	93.1

EXCHANGE-TRADED FUNDS: 1.8%
177	(2)	iShares Russell 2000 Growth ETF	34,462	0.9
268		iShares Russell Mid-Cap Growth ETF	38,364	0.9

	Total Exchange-Traded Funds (Cost $65,249)		72,826	1.8
	Total Long-Term Investments (Cost $3,546,376)		3,718,699	94.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
		Repurchase Agreements(3): 3.9%
154,002	(3)	HSBC Securities USA, Repurchase Agreement dated 08/30/19, 2.15%, due 09/03/19 (Repurchase Amount $154,038, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $157,082, due 01/31/20-02/15/48)
		(Cost $154,002)	154,002	3.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
144,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
		(Cost $144,000)	144,000	3.7

	Total Short-Term Investments
	(Cost $298,002)		298,002	7.6

	Total Investments in Securities (Cost $3,844,378)		$4,016,701	102.5
	Liabilities in Excess of Other Assets		(98,905)	(2.5)
	Net Assets		$3,917,796	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

PORTFOLIO OF INVESTMENTS
Voya SMID Cap Growth Fund	as of August 31, 2019 (Unaudited) (Continued)

(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,645,873	$–	$–	$3,645,873
Exchange-Traded Funds	72,826	–	–	72,826
Short-Term Investments	144,000	154,002	–	298,002
Total Investments, at fair value	$3,862,699	$154,002	$–	$4,016,701

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,894,045.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$343,629
Gross Unrealized Depreciation	(220,973)

Net Unrealized Appreciation	$122,656

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 6.2%
137,586		AT&T, Inc.	$4,851,283	1.5
1,437		Cable One, Inc.	1,864,680	0.6
159,776		CenturyLink, Inc.	1,818,251	0.6
49,206		Cinemark Holdings, Inc.	1,877,701	0.6
36,767		Comcast Corp. – Class A	1,627,308	0.5
13,939		Interpublic Group of Cos., Inc.	277,107	0.1
34,251		News Corp - Class A	470,951	0.1
25,270		Omnicom Group	1,922,036	0.6
75,927		Verizon Communications, Inc.	4,415,914	1.4
4,512		Walt Disney Co.	619,317	0.2
			19,744,548	6.2

		Consumer Discretionary: 9.7%
22,517		Brinker International, Inc.	855,646	0.3
9,724		Carnival Corp.	428,634	0.1
10,272	(1)	Cracker Barrel Old Country Store, Inc.	1,698,989	0.5
15,628		Darden Restaurants, Inc.	1,890,676	0.6
55,159		eBay, Inc.	2,222,356	0.7
15,331		Expedia Group, Inc.	1,994,563	0.6
81,322		Gentex Corp.	2,163,165	0.7
16,631		Genuine Parts Co.	1,501,613	0.5
20,329		Home Depot, Inc.	4,633,182	1.5
30,813		Kohl's Corp.	1,456,222	0.5
7,911		Lear Corp.	888,089	0.3
17,750		McDonald's Corp.	3,868,968	1.2
9,958		Pulte Group, Inc.	336,580	0.1
36,365		Service Corp. International	1,683,700	0.5
23,088		Starbucks Corp.	2,229,377	0.7
12,257		TJX Cos., Inc.	673,767	0.2
20,311		Yum! Brands, Inc.	2,371,919	0.7
			30,897,446	9.7

		Consumer Staples: 8.3%
54,501		Altria Group, Inc.	2,383,874	0.7
28,011		Coca-Cola Co.	1,541,725	0.5
40,810		General Mills, Inc.	2,195,578	0.7
16,167		Hershey Co.	2,562,146	0.8
14,653		Kimberly-Clark Corp.	2,067,685	0.7
29,513		PepsiCo, Inc.	4,035,313	1.3
36,996		Philip Morris International, Inc.	2,667,042	0.8
43,405		Procter & Gamble Co.	5,218,583	1.6
27,443		Sysco Corp.	2,039,838	0.6
35,958		Walgreens Boots Alliance, Inc.	1,840,690	0.6
			26,552,474	8.3

		Energy: 4.0%
35,519		Chevron Corp.	4,181,297	1.3
18,347		ConocoPhillips	957,346	0.3
7,331		Exxon Mobil Corp.	502,027	0.2
31,280		Occidental Petroleum Corp.	1,360,054	0.4
29,199		Oneok, Inc.	2,081,305	0.7
21,749		Phillips 66	2,145,104	0.7
18,638		Valero Energy Corp.	1,403,069	0.4
			12,630,202	4.0

		Financials: 13.4%
42,069		Aflac, Inc.	2,111,023	0.7
22,548		Allstate Corp.	2,308,690	0.7
10,226		American Financial Group, Inc.	1,032,519	0.3
3,133		American National Insurance Co.	357,381	0.1
3,465		Ameriprise Financial, Inc.	446,916	0.1
80,344		Annaly Capital Management, Inc.	666,855	0.2
40,876		Bank of America Corp.	1,124,499	0.4
4,544		Bank of Hawaii Corp.	375,698	0.1
8,865		Bank of New York Mellon Corp.	372,862	0.1
27,217		Cathay General Bancorp.	903,332	0.3
28,458		Chimera Investment Corp.	542,694	0.2
10,861		Citigroup, Inc.	698,905	0.2
18,382		Citizens Financial Group, Inc.	620,209	0.2
20,726		Comerica, Inc.	1,277,758	0.4
7,342		Everest Re Group Ltd.	1,731,831	0.6
19,006		Federated Investors, Inc.	608,952	0.2
32,782		First American Financial Corp.	1,916,108	0.6
2,329		First Citizens BancShares, Inc.	1,035,473	0.3
2,455		Hanover Insurance Group, Inc.	326,883	0.1
37,819		Hartford Financial Services Group, Inc.	2,204,091	0.7
6,865		Intercontinental Exchange, Inc.	641,740	0.2
46,936		JPMorgan Chase & Co.	5,156,389	1.6
23,990		Metlife, Inc.	1,062,757	0.3
122,100		MFA Financial, Inc.	875,457	0.3
4,224		Morningstar, Inc.	682,514	0.2
69,305		New Residential Investment Corp.	975,121	0.3
79,868		Old Republic International Corp.	1,865,717	0.6
16,068		Popular, Inc.	844,695	0.3
10,863		Reinsurance Group of America, Inc.	1,672,576	0.5
5,330		S&P Global, Inc.	1,386,813	0.4
10,497		TCF Financial Corp.	404,764	0.1
125,765		Two Harbors Investment Corp.	1,588,412	0.5
19,586		Unum Group	497,680	0.2
67,920		Wells Fargo & Co.	3,163,034	1.0
28,606		Zions Bancorp NA	1,175,421	0.4
			42,655,769	13.4

		Health Care: 12.0%
40,826		AbbVie, Inc.	2,683,901	0.8
23,128		AmerisourceBergen Corp.	1,902,740	0.6
14,861		Amgen, Inc.	3,100,302	1.0
13,782		Baxter International, Inc.	1,212,127	0.4

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
57,008		Bristol-Myers Squibb Co.	$2,740,375	0.9
14,999		Cardinal Health, Inc.	646,907	0.2
2,620		Chemed Corp.	1,125,107	0.4
25,433		Eli Lilly & Co.	2,873,166	0.9
37,282		Gilead Sciences, Inc.	2,368,898	0.7
9,147		HCA Healthcare, Inc.	1,099,469	0.3
42,983		Johnson & Johnson	5,517,298	1.7
3,383		McKesson Corp.	467,767	0.2
48,857		Merck & Co., Inc.	4,224,665	1.3
105,543		Pfizer, Inc.	3,752,054	1.2
18,871		Quest Diagnostics, Inc.	1,931,824	0.6
20,769		Zoetis, Inc.	2,625,617	0.8
			38,272,217	12.0

		Industrials: 8.7%
2,405		3M Co.	388,936	0.1
15,455		Allison Transmission Holdings, Inc.	686,666	0.2
14,753		Carlisle Cos., Inc.	2,138,595	0.7
18,863		CSX Corp.	1,264,198	0.4
13,442		Curtiss-Wright Corp.	1,648,527	0.5
25,868		Eaton Corp. PLC	2,088,065	0.7
24,307		Expeditors International Washington, Inc.	1,728,228	0.5
3,872		General Dynamics Corp.	740,597	0.2
19,721		Herman Miller, Inc.	833,804	0.3
19,263		Honeywell International, Inc.	3,171,075	1.0
31,288	(2)	IAA, Inc.	1,528,419	0.5
4,330		Insperity, Inc.	428,930	0.1
14,753		nVent Electric PLC	298,896	0.1
10,546		Raytheon Co.	1,954,385	0.6
24,420		Republic Services, Inc.	2,179,485	0.7
12,177		Robert Half International, Inc.	651,104	0.2
35,455		Southwest Airlines Co.	1,855,005	0.6
18,745		Waste Connections, Inc.	1,722,665	0.5
21,059		Waste Management, Inc.	2,513,392	0.8
			27,820,972	8.7

		Information Technology: 26.8%
16,379		Accenture PLC	3,245,826	1.0
5,164		Alliance Data Systems Corp.	634,914	0.2
32,313		Amdocs Ltd.	2,091,944	0.7
21,421		Amphenol Corp.	1,875,194	0.6
5,749		Apple, Inc.	1,200,046	0.4
19,034		Avnet, Inc.	797,334	0.2
30,292		Booz Allen Hamilton Holding Corp.	2,287,349	0.7
14,892		Broadridge Financial Solutions, Inc. ADR	1,927,620	0.6
36,425		CDK Global, Inc.	1,572,103	0.5
10,945		CDW Corp.	1,264,147	0.4
84,174		Cisco Systems, Inc.	3,940,185	1.2
18,283		Citrix Systems, Inc.	1,699,953	0.5
29,871		Cognizant Technology Solutions Corp.	1,833,781	0.6
16,696		Dolby Laboratories, Inc.	1,027,806	0.3
36,693		Flir Systems, Inc.	1,807,864	0.6
49,276		Genpact Ltd.	2,018,345	0.6
121,953		Hewlett Packard Enterprise Co.	1,685,390	0.5
105,490		HP, Inc.	1,929,412	0.6
84,243		Intel Corp.	3,993,961	1.3
25,399		InterDigital, Inc.	1,248,869	0.4
22,497		International Business Machines Corp.	3,049,018	1.0
5,102		Intuit, Inc.	1,471,213	0.5
20,978		j2 Global, Inc.	1,774,739	0.6
64,557		Jabil, Inc.	1,859,887	0.6
12,926		Jack Henry & Associates, Inc.	1,873,753	0.6
57,335		Juniper Networks, Inc.	1,327,879	0.4
1,703		Mastercard, Inc. - Class A	479,173	0.1
34,679		Maxim Integrated Products	1,891,393	0.6
21,376		MAXIMUS, Inc.	1,644,669	0.5
101,757		Microsoft Corp.	14,028,220	4.4
56,821		Oracle Corp.	2,958,101	0.9
26,129		Paychex, Inc.	2,134,739	0.7
81,379		Sabre Corp.	1,923,800	0.6
20,787		TE Connectivity Ltd.	1,896,190	0.6
26,954		Texas Instruments, Inc.	3,335,558	1.0
15,510		Total System Services, Inc.	2,081,752	0.7
4,286		Visa, Inc. - Class A	774,995	0.2
89,682		Western Union Co.	1,983,766	0.6
28,734		Xerox Holdings Corp.	832,999	0.3
			85,403,887	26.8

		Materials: 1.8%
4,427		Air Products & Chemicals, Inc.	1,000,148	0.3
5,469		Aptargroup, Inc.	668,421	0.2
7,449		Domtar Corp.	245,445	0.1
41,676		Newmont Goldcorp Corp.	1,662,456	0.5
6,861		Reliance Steel & Aluminum Co.	667,095	0.2
27,601		Sonoco Products Co.	1,578,777	0.5
			5,822,342	1.8

		Real Estate: 3.3%
92,980		Apple Hospitality REIT, Inc.	1,481,171	0.5
3,417		Boston Properties, Inc.	438,811	0.1
32,858		CoreCivic, Inc.	556,943	0.2
2,715		EastGroup Properties, Inc.	338,072	0.1
2,795		Equity Lifestyle Properties, Inc.	376,542	0.1
4,862		Federal Realty Investment Trust	628,219	0.2
45,610		Gaming and Leisure Properties, Inc.	1,784,263	0.5
34,424		Geo Group, Inc./The	590,716	0.2
19,543		Highwoods Properties, Inc.	844,453	0.3
12,055		Lamar Advertising Co.	924,016	0.3
12,210		Outfront Media, Inc.	335,531	0.1
51,042		Retail Properties of America, Inc.	579,837	0.2
9,870		Simon Property Group, Inc.	1,470,038	0.5
			10,348,612	3.3

		Utilities: 4.2%
44,009		AES Corp.	674,658	0.2

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
23,958	Ameren Corp.	$1,848,360	0.6
61,319	Centerpoint Energy, Inc.	1,697,923	0.5
31,734	Evergy, Inc.	2,062,710	0.7
47,551	Exelon Corp.	2,247,260	0.7
39,374	MDU Resources Group, Inc.	1,058,767	0.3
17,883	OGE Energy Corp.	766,644	0.2
20,394	Pinnacle West Capital Corp.	1,943,752	0.6
12,892	WEC Energy Group, Inc.	1,234,667	0.4
		13,534,741	4.2

	Total Common Stock
	(Cost $299,201,284)	313,683,210	98.4

EXCHANGE-TRADED FUNDS: 1.2%
24,773	iShares Russell 1000 ETF	4,022,144	1.2

	Total Exchange-Traded Funds
	(Cost $4,016,817)	4,022,144	1.2

	Total Long-Term Investments
	(Cost $303,218,101)	317,705,354	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements(3): 0.5%
700,870	(3)	Citigroup, Inc., Repurchase Agreement dated 08/30/19, 2.08%, due 09/03/19 (Repurchase Amount $701,030, collateralized by various U.S. Government Securities, 2.500%-4.375%, Market Value plus accrued interest $714,887, due 08/15/20-05/15/43)	700,870	0.2
1,000,000	(3)	HSBC Securities USA, Repurchase Agreement dated 08/30/19, 2.17%, due 09/03/19 (Repurchase Amount $1,000,238, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,020,000, due 01/01/27-07/01/56)	1,000,000	0.3
			1,700,870	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
787,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.000%
	(Cost $787,000)	$787,000	0.3

	Total Short-Term Investments
	(Cost $2,487,870)	2,487,870	0.8

	Total Investments in Securities (Cost $305,705,971)	$320,193,224	100.4
	Liabilities in Excess of Other Assets	(1,380,724)	(0.4)
	Net Assets	$318,812,500	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2019.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$313,683,210	$–	$–	$313,683,210
Exchange-Traded Funds	4,022,144	–	–	4,022,144
Short-Term Investments	787,000	1,700,870	–	2,487,870
Total Investments, at fair value	$318,492,354	$1,700,870	$–	$320,193,224

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $305,814,309.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,546,126
Gross Unrealized Depreciation	(13,167,211)

Net Unrealized Appreciation	$14,378,915